GOODWILL AND OTHER INTANGIBLE ASSETS Schedule of estimated amortization expense (Details) (USD $) In Millions, unless otherwise specified	Aug. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
2014	$ 124
2015	124
2016	125
2017	114
2018	$ 86